                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

 1.    Name and address of issuer:

       American International Life Assurance Company of New York
       Variable Account B
       2727-A Allen Parkway
       Houston, Texas 77019-2191

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

 3.    Investment Company Act File Number:  811-04865-01

       Securities Act File Number:          033-90686; 333-45172; 333-48457

 4(a). Last day of fiscal year for which this Form is filed:  12/31/2007

 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.    Calculation of registration fee:

       (i)   Aggregate sale price of
             securities sold during
             the fiscal year pursuant
             to section 24(f):                                $      1,899,915
                                                              ----------------
       (ii)  Aggregate price of
             securities redeemed
             or repurchased during the
             fiscal year:                  $      2,226,103
                                           ----------------
       (iii) Aggregate price of
             securities redeemed
             or repurchased during any
             prior fiscal year ending
             no earlier than
             October 11, 1995 that were
             not previously used to
             reduce registration fees
             payable to the Commission:    $        913,027
                                           ----------------

       (iv)   Total available
              redemption credits [add
              items 5(ii) and 5(iii)]:                   -   $      3,139,130
                                                             ----------------
       (v)    Net sales - if Item 5(i)
              is greater than
              Item 5(iv) [subtract
              Item 5(iv) from Item
              5(i)]:                                         $              0
                                                             ----------------
       (vi)   Redemption credits
              available for use in
              future years - if Item
              5(i) is less than Item
              5(iv) [subtract Item
              5(iv) from Item 5(i)]       $  (1,239,215)
                                          --------------
       (vii)  Multiplier for
              determining registration
              fee (See Instructions
              C.9):                                      x         0.00003930
                                                             ----------------
       (viii) Registration fee due
              [multiply Item 5(v) by
              Item 5(vii)] (enter "0"
              if no fee is due):                         =   $              0
                                                             ================

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:
                                                              $              0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

                        [ ]  Wire Transfer
                        [ ]  Mail or other means


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edward F. Bacon
                           -----------------------
                           Edward F. Bacon - Vice President

Date: 2/15/2008

--------
*  Please print the name and title of the signing officer below the signature.